UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2016

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2016.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	8.35%	7.54%	10.78%	6.15%
Standard & Poor’s 500 Index(D)	15.43%	11.16%	16.37%	7.24%

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	2.13%	5.45%	7.80%
Class A Shares(C) (without sales charge)*	8.35%	7.54%	9.34%
Standard & Poor’s 500 Index(D)	15.43%	11.16%	13.98%

Total Annual Fund Operating Expense Ratio (from 08/01/16 Prospectus):

No-Load Shares - Gross 1.54%, Net 1.47% Class A Shares - Gross 1.79%, Net 1.47%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2016 Semi-Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                           Neiman Large Cap Value Fund
                                       by Sectors (as a percentage of Net Assets)
                                                                (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2016 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,036.63	$7.40

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load
Class, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,036.63	$7.40

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2016 Semi-Annual Report 3

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
6,700	Aflac Incorporated +	$481,529
10,200	Principal Financial Group, Inc.	525,402
4,700	Reinsurance Group of America Incorporated	507,318
		1,514,249	6.39%
Agricultural Chemicals
5,400	Agrium Inc. (Canada)	489,726	2.07%
Aircraft Engines & Engine Parts
4,500	United Technologies Corp.	457,200	1.93%
Cigarettes
9,600	Reynolds American Inc.	452,640	1.91%
Commercial Banks, NEC
6,200	Canadian Imperial Bank of Commerce (Canada)	480,686
11,100	The Toronto-Dominion Bank (Canada)	492,840
		973,526	4.11%
Computer Storage Devices
10,900	Western Digital Corporation	637,323	2.69%
Electronic Computers
4,500	Apple Inc.	508,725	2.15%
Electric & Other Services Combined
11,300	Public Service Enterprise Group Incorporated	473,131	2.00%
Electric Services
7,400	American Electric Power Co. Inc.	475,154
9,500	Southern Co.	487,350
		962,504	4.06%
Electronic & Other Electrical Equipment (No Computer Equipment)
9,100	Emerson Electric Co.	496,041	2.09%
Fire, Marine & Casualty Insurance
8,800	Axis Capital Holdings Limited (Bermuda)	478,104
3,880	Chubb Limited	487,522
15,100	The Progressive Corporation	475,650
4,200	The Travelers Companies, Inc.	481,110
		1,922,386	8.11%
Gas & Other Services Combined
4,600	Sempra Energy +	493,074	2.08%
Hospitals & Medical Service Plans
4,100	Aetna Inc.	473,345
3,500	UnitedHealth Group, Inc.	490,000
		963,345	4.06%
Life Insurance
15,300	Sun Life Financial Inc. (Canada)	497,862	2.10%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,600	VF Corp.	425,980	1.80%
Motor Vehicle Parts & Accessories
4,200	Honeywell International Inc.	489,678	2.07%
Motor Vehicles & Passenger Car Bodies
4,100	Toyota Motor Corporation ** +	475,846	2.01%
National Commercial Banks
5,700	The PNC Financial Services Group, Inc. +	513,513	2.17%
Petroleum Refining
4,800	Chevron Corp.	494,016
5,600	Exxon Mobil Corporation	488,768
6,300	Phillips 66 +	507,465
8,700	Valero Energy Corporation +	461,100
		1,951,349	8.23%

+ Portion or all of the security is pledged as collateral for call options written. ** ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Pharmaceutical Preparations
4,100	Johnson & Johnson	$484,333	2.04%
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
9,200	The Dow Chemical Company +	476,836	2.01%
Radio & TV Broadcasting & Communications Equipment
7,800	QUALCOMM Incorporated +	534,300	2.25%
Railroads, Line-Haul Operating
7,500	Canadian National Railway Company (Canada)	490,500
5,100	Union Pacific Corporation +	497,403
		987,903	4.17%
Retail - Eating Places
4,300	McDonald's Corp.	496,048	2.09%
Retail - Variety Stores
2,900	Costco Wholesale Corp.	442,279	1.87%
Rubber & Plastic Footwear
8,100	Nike Inc. Class B	426,465	1.80%
Search, Detection, Navigation, Guidance, Aeronautical Systems
3,500	Raytheon Company +	476,455	2.01%
Semiconductors & Related Devices
13,900	Intel Corporation +	524,725	2.21%
Services - Business Services, NEC
4,300	Accenture plc (Ireland)	525,331	2.22%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Procter & Gamble Co. +	502,600	2.12%
Telephone Communications (No Radiotelephone)
11,900	AT&T Inc.	483,259	2.04%
Tobacco Products
7,400	Altria Group Inc.	467,902
4,900	Philip Morris International, Inc.	476,378
		944,280	3.98%
Wholesale - Motor Vehicle Supplies & New Parts
4,700	Genuine Parts Company +	472,115	1.99%
Total for Common Stocks (Cost $18,536,507)		22,475,027	94.83%
Money Market Funds
1,280,960	Fidelity Investments Money Market - Government Portfolio -
	Class I 0.27% ***	1,280,960	5.41%
Total for Money Market Funds (Cost $1,280,960)
	Total Investments	23,755,987	100.24%
	(Cost $19,817,467) ****
	Liabilities in Excess of Other Assets	(56,616)	-0.24%
	Net Assets	$23,699,371	100.00%

+ Portion or all of the security is pledged as collateral for call options written.
*** The Yield Rate shown represents the 7-day yield at September 30, 2016.
**** At September 30, 2016, tax basis cost of the Fund’s investments was $19,817,467 and premiums received from written options was $10,269, and the unrealized appreciation and depreciation were $4,091,797 and ($155,219), respectively, with a net unrealized appreciation of $3,936,578.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

Neiman Large Cap Value Fund
	Schedule of Written Options
	September 30, 2016 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Aflac Incorporated
November 2016 Calls @ 75.00	700	$ 378
The Dow Chemical Company
November 2016 Calls @ 55.00	900	378
Genuine Parts Company
November 2016 Calls @ 100.00	500	1,500
Intel Corporation
November 2016 Calls @ 40.00	1,400	490
Phillips 66
November 2016 Calls @ 85.00	600	588
The PNC Financial Services Group, Inc.
November 2016 Calls @ 95.00	600	348
Procter & Gamble Co.
November 2016 Calls @ 90.00	600	1,026
QUALCOMM Incorporated
November 2016 Calls @ 65.00	800	3,920
Raytheon Company
November 2016 Calls @ 140.00	400	648
Sempra Energy
November 2016 Calls @ 110.00	500	875
Toyota Motor Corporation
November 2016 Calls @ 120.00	400	868
Union Pacific Corporation
November 2016 Calls @ 100.00	500	940
Valero Energy Corporation
November 2016 Calls @ 60.00	900	252
Total (Premiums Received $10,269)		$ 12,211

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2016
Assets:
Investment Securities at Fair Value	$23,755,987
(Cost $19,817,467)
Prepaid Expenses	16,576
Receivables:
Shareholder Purchases	9,088
Dividends and Interest	61,940
Total Assets	23,843,591
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $10,269)	12,211
Payable for Shareholder Redemptions	94,051
Due to Adviser	16,997
Accrued Distribution and Service (12b-1) Fees	833
Accrued Compliance Officer Expense	1,006
Accrued Trustees Fees	4
Other Accrued Expenses	19,118
Total Liabilities	144,220
Net Assets	$23,699,371
Net Assets Consist of:
Paid In Capital	$17,679,127
Accumulated Undistributed Net Investment Income (Loss)	154,514
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	1,929,152
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	3,936,578
Net Assets	$23,699,371

No-Load Shares
Net Assets	$22,365,816
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	856,826
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$26.10

Class A Shares
Net Assets	$1,333,555
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	51,088
Net Asset Value and Redemption Price Per Share	$26.10
Maximum Offering Price Per Share ($26.10/0.9425) *	$27.69

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2016
Investment Income:
Dividends (Net of foreign withholding tax of $5,630)	$342,100
Interest	1,901
Total Investment Income	344,001

Expenses:
Management fees	130,679
Transfer agent fees & accounting fees	21,790
Distribution and service (12b-1) fees - Class A	1,589
Administration fees	15,107
Registration expense	13,020
Audit fees	9,286
Custody fees	5,415
Legal fees	3,514
Miscellaneous expense	3,008
Insurance expense	2,507
Printing and postage expense	2,005
Compliance officer expense	2,005
Trustees fees	1,505
Total Expenses	211,430
Less: Expense Waiver / Expense Reimbursement	(21,945)
Net Expenses	189,485
Net Investment Income (Loss)	154,516

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	2,615,342
Realized Gain (Loss) on Options Written	34,512
Change In Unrealized Appreciation (Depreciation) on Investments	(1,893,752)
Change In Unrealized Appreciation (Depreciation) on Options Written	11,308
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	767,410

Net Increase (Decrease) in Net Assets from Operations	$921,926

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2016	4/1/2015
	to	to
	9/30/2016	3/31/2016
From Operations:
Net Investment Income (Loss)	$154,516	$352,571
Net Realized Gain (Loss) on Investments	2,615,342	(707,478)
Net Realized Gain (Loss) on Options Written	34,512	66,830
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(1,882,444)	(956,850)
Increase (Decrease) in Net Assets from Operations	921,926	(1,244,927)
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(99,604)	(369,586)
Class A Shares	(5,184)	(9,832)
Class C Shares *	-	(742)
Net Realized Gain from Security Transactions
No-Load Shares	-	(947,121)
Class A Shares	-	(25,055)
Class C Shares *	-	(3,969)
Change in Net Assets from Distributions	(104,788)	(1,356,305)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	901,961	7,542,036
Class A Shares	312,031	612,935	**
Class C Shares *	-	133,511
Shares Issued on Reinvestment of Dividends
No-Load Shares	86,279	1,147,737
Class A Shares	4,282	31,105
Class C Shares *	-	4,711
Cost of Shares Redeemed
No-Load Shares	(7,338,144)	(13,099,595)
Class A Shares	(100,528)	(387,933)
Class C Shares *	-	(202,545)	**
Net Increase (Decrease) from Shareholder Activity	(6,134,119)	(4,218,038)
Net Increase (Decrease) in Net Assets	(5,316,981)	(6,819,270)
Net Assets at Beginning of Period	29,016,352	35,835,622
Net Assets at End of Period (Including Accumulated	$23,699,371	$29,016,352
Undistributed Net Investment Income of $154,514 and $104,786)
Share Transactions:
Issued
No-Load Shares	35,205	295,525
Class A Shares	12,305	24,070	**
Class C Shares *	-	5,067
Reinvested
No-Load Shares	3,355	44,401
Class A Shares	166	1,202
Class C Shares *	-	182
Redeemed
No-Load Shares	(286,911)	(519,007)
Class A Shares	(3,958)	(15,055)
Class C Shares *	-	(8,241)	**
Net Increase (Decrease) in Shares	(239,838)	(171,856)

* Class C closed on March 29, 2016. Class C shares of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016.
** Includes automatic conversion of Class C shares ($83,439 representing 3,311 shares)
to Class A shares ($83,439 representing 3,299 shares).

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 9

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2016		4/1/2015	4/1/2014	4/1/2013	4/1/2012	4/1/2011
throughout the period:	to		to	to	to	to	to
	9/30/2016		3/31/2016	3/31/2015	3/31/2014	3/31/2013	3/31/2012
Net Asset Value -
Beginning of Period	$25.28		$27.16	$27.21	$23.99	$22.93	$22.23
Net Investment Income (Loss) (a)	0.15		0.28	0.23	0.13	0.19	0.13
Net Gains or Losses on Securities (b)
(realized and unrealized)	0.77		(1.11)	2.67	4.25	1.50	0.66
Total from Investment Operations	0.92		(0.83)	2.90	4.38	1.69	0.79

Distributions (From Net Investment Income)	(0.10)		(0.30)	(0.17)	(0.13)	(0.23)	(0.09)
Distributions (From Capital Gains)	0.00		(0.75)	(2.78)	(1.03)	(0.40)	0.00
Total Distributions	(0.10)		(1.05)	(2.95)	(1.16)	(0.63)	(0.09)
Net Asset Value -
End of Period	$26.10		$25.28	$27.16	$27.21	$23.99	$22.93
Total Return (c)	3.66%	**	(3.10)%	10.84%	18.50%	7.60%	3.57%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$22,366		$27,940	$34,876	$29,451	$25,416	$29,244
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.61%	***	1.52%	1.50%	1.57%	1.64%	1.57%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.02%	***	1.02%	0.77%	0.40%	0.66%	0.49%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%	1.45%	1.45%	1.45%	1.46%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.18%	***	1.08%	0.82%	0.52%	0.86%	0.60%
Portfolio Turnover Rate	30.36%	**	55.34%	46.97%	25.79%	38.79%	64.41%

** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 10

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding	4/1/2016		4/1/2015	4/1/2014	4/1/2013	8/1/2012*
throughout the period:	to		to	to	to	to
	9/30/2016		3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$25.28		$27.16	$27.21	$23.99	$22.37
Net Investment Income (Loss) (a)	0.16		0.28	0.21	0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	0.76		(1.11)	2.69	4.21	2.06
Total from Investment Operations	0.92		(0.83)	2.90	4.38	2.18
Distributions (From Net Investment Income)	(0.10)		(0.30)	(0.17)	(0.13)	(0.16)
Distributions (From Capital Gains)	0.00		(0.75)	(2.78)	(1.03)	(0.40)
Total Distributions	(0.10)		(1.05)	(2.95)	(1.16)	(0.56)
Net Asset Value -
End of Period	$26.10		$25.28	$27.16	$27.21	$23.99
Total Return (c)	3.66%	**	(3.10)%	10.84%	18.50%	9.92%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,334		$1,076	$879	$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.86%	***	1.77%	1.75%	1.82%	1.84%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.83%	***	0.79%	0.47%	0.28%	0.37%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.24%	***	1.11%	0.77%	0.65%	0.76%	***
Portfolio Turnover Rate	30.36%	**	55.34%	46.97%	25.79%	38.79%	** (d)

* Class A shares commenced operations on August 1, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 11

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2016
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2016, there are four series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The Fund currently offers No-Load Class shares and Class A shares. Class C shares were offered from August 1, 2014 through March 29, 2016. Class C share of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2016, the Fund did not incur any interest or penalties.

2016 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the six month period ended September 30, 2016, the Fund was not subject to any master netting arrangements. See Note 9.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

2016 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,475,027	$0	$0	$22,475,027
Money Market Funds	1,280,960	0	0	1,280,960
Total	$23,755,987	$0	$0	$23,755,987

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$12,211	$0	$12,211
Total	$0	$12,211	$0	$12,211

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2016. There were no transfers into or out of the levels during the six month period ended September 30, 2016. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment

2016 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2016, the Adviser earned management fees totaling $130,679 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the six month period ended September 30, 2016, the Adviser waived fees and/or reimbursed expenses totaling $21,945 to the Fund. The Fund owed the Adviser $16,997 at September 30, 2016. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2016, there was $1,589 of 12b-1 fees incurred by Class A shares. As of September 30, 2016, the Fund had an accrued liability of $833 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2016, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak Brokerage”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak and own a portion of Peak Brokerage through an investment in Peak Reps LLC. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the six month period ended September 30, 2016, those individuals earned $245 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak Brokerage. Additionally, during the six month period ended September 30, 2016, those individuals earned $57 associated with trailing commissions of the Fund’s Class A shares, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,005 for his services during the six month period ended September 30, 2016. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2016. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,515,229 and $13,440,064, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2016, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 70.03% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of September 30, 2016, portfolio securities valued at $662,001 were held by the Fund as collateral for options written by the Fund.

2016 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

Transactions in written options during the six month period ended September 30, 2016 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2016	628	$87,687
Options written	543	58,212
Options terminated in closing purchase transactions	(344)	(50,315)
Options expired	(636)	(75,903)
Options exercised	(103)	(9,412)
Options outstanding at September 30, 2016	88	$10,269

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability Derivatives
Call options written	($12,211)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2016 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Written	$34,512	Appreciation (Depreciation)	$11,308
	Options		on Written Options

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to written options shown on the Statement of Assets and Liabilities as of September 30, 2016.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Options
Written	$12,211	$0	$12,211	$0	$12,211	$0

10.) TAX MATTERS

For Federal income tax purposes, the cost of securities owned at September 30, 2016 was $19,817,467, and premiums received from written options was $10,269.

At September 30, 2016, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,091,797	($155,219)	$3,936,578

2016 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Six Months ended	Year ended
	September 30, 2016	March 31, 2016
Ordinary Income:	$ 99,604	$ 369,586
Short-term Capital Gain:	0	243,667
Long-term Capital Gain:	0	703,454
	$ 99,604	$ 1,316,707

The tax character of distributions was as follows:

Distributions paid from Class A shares:

	Six Months ended	Year ended
	September 30, 2016	March 31, 2016
Ordinary Income:	$5,184	$ 9,832
Short-term Capital Gain:	0	6,442
Long-term Capital Gain:	0	18,613
	$5,184	$ 34,887

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 17

ADDITIONAL INFORMATION
September 30, 2016
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 24, 2016, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2016. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized, five-year annualized returns and ten-year annualized returns were higher than its Peer Group average. The report further indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized, five-year annualized returns and ten-year annualized returns were lower than its benchmark. It was noted that for the twelve month period and three-year annualized, returns for the Fund’s Class A were equal to those of the Fund’s No Load Class. Management stated that due to the Large Cap Value’s covered call strategy, it is expected that the Fund may underperform in a strong market, but help limit losses in a down market. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the Peer Group and as well as consistent with their expectation compared to the S&P 500 Index after taking into account the absence of expenses for the S&P 500 Index and the loss limiting strategy of the Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expense (with certain exclusions) to 1.45% of its average daily net assets for shares of the No-Load Class and 1.45% of its average daily net assets for Class A Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2016. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2016 the Adviser realized a profit after indirect expenses related to the Large Cap Value Fund of approximately 43% of the Large Cap Value’s gross management fees. The Trustees noted the gross profit does not include any imputed portfolio manager or support personnel expense, which would significantly reduce profits and concluded the Adviser’s profits are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

2016 Semi-Annual Report 18

Additional Information (Unaudited) - continued

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund’s audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the Peer Group range. The Trustees also noted that Large Cap Value’s No Load net expense ratio (which includes acquired fund fees and expenses) of 1.45% was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore, the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial Group, LLC (NEXT) and Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their NEXT or Peak branch office(s). It was noted that they have received approximately $1,586, collectively, in sales charges and trailer fees for Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should decrease.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Agreement would be in the best interest of the Fund.

.

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2016 Semi-Annual Report 20

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2016 Semi-Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2016

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2016.

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	1.49%	1.76%	6.15%	5.22%
CLASS A (without sales charge) (B)	7.68%	3.79%	7.42%	6.23%
CLASS C (C)	6.77%	2.99%	6.58%	5.42%
Standard & Poor’s 500 Index (D)	15.43%	11.16%	16.37%	14.01%

Annual Fund Operating Expense Ratio: Class A - Gross 2.90%, Net 2.33% (from 08/01/16 Prospectus) Class C - Gross 3.65%, Net 3.08%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge. No shares are currently subject to a contingent deferred sales charge (“CDSC”) fee.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2016 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

                                         Neiman Balanced Allocation Fund
                                         by Sectors (as a percentage of Net Assets)
                                                                 (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2016 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2016 through September 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,048.58	$7.45

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,043.67	$11.27

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2016 Semi-Annual Report 3

Neiman Balanced Allocation Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
12,097	AB Large Cap Growth Fund - Class I	$511,206
25,455	Cohen & Steers Real Estate Securities Fund - Class I	399,132
74,853	DoubleLine Total Return Bond Fund - Class I	817,398
9,348	Fidelity® 500 Index Fund - Investor Class	716,299
12,959	Fidelity® Total Market Index Fund - Investor Class	818,250
59,969	Fidelity® U.S. Bond Index Fund - Investor Class	716,025
13,364	FMI International Fund	409,872
77,617	Frost Total Return Bond Fund Institutional Class	817,309
70,583	Neiman Large Cap Value Fund - No Load Class +	1,842,210
49,786	Neiman Opportunities Fund - Class A +	511,304
68,209	PIMCO Income Fund - Institutional Class	822,597
40,162	Schwab Fundamental Emerging Markets Large Company Index Fund	304,832
39,795	Schwab International Index Fund®	713,926
10,093	Wells Fargo Special Small Cap Value Fund - Class A	307,827
Total for Mutual Funds (Cost $9,019,302)		9,708,187	96.67%
	Total Investments	9,708,187	96.67%
	(Cost $9,019,302) *
	Other Assets in Excess of Liabilities	334,207	3.33%
	Net Assets	$10,042,394	100.00%

+ Affiliated Fund.
* At September 30, 2016, tax basis cost of the Fund’s investments was $9,019,302 and the unre-
alized appreciation and depreciation were $713,501 and ($24,616), respectively, with a net unre-
alized appreciation of $688,885.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2016
Assets:
Unaffiliated Investment Securities at Fair Value	$7,354,673
(Cost $7,087,622)
Affiliated Investment Securities at Fair Value	2,353,514
(Cost $1,931,680)
Due from Adviser	749
Prepaid Expenses	9,127
Receivables:
Dividends and Interest	10,472
Securities Sold	450,168
Total Assets	10,178,703
Liabilities:
Payable for Shareholder Redemptions	96,269
Due to Custodian	6,563
Accrued Distribution and Service (12b-1) Fees	13,098
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	19,373
Total Liabilities	136,309
Net Assets	$10,042,394
Net Assets Consist of:
Paid In Capital	$9,590,028
Accumulated Undistributed Net Investment Income (Loss)	14,783
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(251,302)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	688,885
Net Assets	$10,042,394

Class A
Net Assets	$7,050,127
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	598,088
Net Asset Value and Redemption Price Per Share	$11.79
Maximum Offering Price Per Share ($11.79/0.9425) (a)	$12.51

Class C
Net Assets	$2,992,267
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	257,429
Net Asset Value, Offering Price and Redemption Price Per Share	$11.62

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2016

Investment Income:
Dividends from Unaffiliated Funds	$103,049
Dividends from Affiliated Funds	11,607
Interest from Unaffiliated Funds	1,051
Total Investment Income	115,707
Expenses:
Management fees	59,382
Transfer agent fees & accounting fees	19,764
Distribution and service (12b-1) fees - Class A	10,573
Distribution and service (12b-1) fees - Class C	17,090
Administration fees	15,041
Audit fees	9,286
Registration expense	7,307
Custody fees	5,014
Legal fees	3,514
Miscellaneous expense	2,009
Printing and postage expense	1,504
Insurance expense	1,255
Compliance officer expense	2,005
Trustees fees	1,505
Total Expenses	155,249
Less: Expense Waiver / Expense Reimbursement	(56,327)
Net Expenses	98,922
Net Investment Income (Loss)	16,785

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	6,832
Realized Gain (Loss) on Unaffiliated Investments	(89,433)
Realized Gain (Loss) on Affiliated Investments	96,062
Change In Unrealized Appreciation (Depreciation) on Investments	514,278
Net Realized and Unrealized Gain (Loss) on Investments	527,739

Net Increase (Decrease) in Net Assets from Operations	$544,524

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2016	4/1/2015
	to	to
	9/30/2016	3/31/2016
From Operations:
Net Investment Income (Loss)	$16,785	$151,152
Capital Gain Distributions from Investment Companies	6,832	291,156
Net Realized Gain (Loss) on Investments	6,629	(345,647)
Change in Net Unrealized Appreciation (Depreciation) on Investments	514,278	(1,102,181)
Increase (Decrease) in Net Assets from Operations	544,524	(1,005,520)
From Distributions to Shareholders:
Net Investment Income
Class A	(12,030)	(166,055)
Class C	(4,859)	(24,225)
Net Realized Gain from Security Transactions
Class A	-	(659,070)
Class C	-	(251,144)
Change in Net Assets from Distributions	(16,889)	(1,100,494)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	475,786	2,495,477
Class C	58,877	476,931
Shares Issued on Reinvestment of Dividends
Class A	8,028	649,853
Class C	4,003	243,751
Cost of Shares Redeemed
Class A	(3,421,177)	(6,943,415)
Class C	(951,498)	(2,213,195)
Net Increase (Decrease) from Shareholder Activity	(3,825,981)	(5,290,598)
Net Increase (Decrease) in Net Assets	(3,298,346)	(7,396,612)
Net Assets at Beginning of Period	13,340,740	20,737,352
Net Assets at End of Period (Including Accumulated	$10,042,394	$13,340,740
Undistributed Net Investment Income of $14,783 and $14,887)
Share Transactions:
Issued
Class A	41,298	211,533
Class C	5,216	40,578
Reinvested
Class A	713	54,776
Class C	360	20,693
Redeemed
Class A	(296,246)	(606,023)
Class C	(83,528)	(195,167)
Net Increase (Decrease) in Shares	(332,187)	(473,610)

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2016		4/1/2015	4/1/2014	4/1/2013	4/1/2012	4/1/2011
	to		to	to	to	to	to
	9/30/2016		3/31/2016	3/31/2015	3/31/2014	3/31/2013	3/31/2012
Net Asset Value -
Beginning of Period	$11.26		$12.52	$12.69	$12.26	$11.42	$11.46
Net Investment Income (Loss) (a)	0.03		0.12	0.21	0.11	0.13	0.08
Net Gains or Losses on Securities
(realized and unrealized)	0.52		(0.66)	0.35	1.15	0.85	0.01
Total from Investment Operations	0.55		(0.54)	0.56	1.26	0.98	0.09
Distributions (From Net Investment Income)	(0.02)		(0.16)	(0.18)	(0.14)	(0.14)	(0.02)
Distributions (From Capital Gains)	0.00		(0.56)	(0.55)	(0.69)	0.00	(0.11)
Total Distributions	(0.02)		(0.72)	(0.73)	(0.83)	(0.14)	(0.13)
Net Asset Value -
End of Period	$11.79		$11.26	$12.52	$12.69	$12.26	$11.42
Total Return (b)	4.86%	*	(4.53)%	4.49%	10.38%	8.62%	0.90%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,050		$9,601	$14,924	$14,210	$9,710	$7,292
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.40%	**	2.02%	1.88%	1.97%	2.08%	2.40%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.44%	**	0.49%	1.21%	0.38%	0.53%	-0.22%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.51%	**	1.06%	1.64%	0.90%	1.16%	0.72%
Portfolio Turnover Rate	36.63%	*	77.03%	61.81%	71.76%	63.16%	65.19%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2016		4/1/2015	4/1/2014	4/1/2013	4/1/2012	4/1/2011
	to		to	to	to	to	to
	9/30/2016		3/31/2016	3/31/2015	3/31/2014	3/31/2013	3/31/2012
Net Asset Value -
Beginning of Period	$11.15		$12.39	$12.54	$12.12	$11.28	$11.42
Net Investment Income (Loss) (a)	(0.02)		0.04	0.11	0.01	0.04	0.00	(c)
Net Gains or Losses on Securities
(realized and unrealized)	0.51		(0.66)	0.36	1.12	0.84	(0.01)
Total from Investment Operations	0.49		(0.62)	0.47	1.13	0.88	(0.01)
Distributions (From Net Investment Income)	(0.02)		(0.06)	(0.07)	(0.02)	(0.04)	(0.02)
Distributions (From Capital Gains)	0.00		(0.56)	(0.55)	(0.69)	0.00	(0.11)
Total Distributions	(0.02)		(0.62)	(0.62)	(0.71)	(0.04)	(0.13)
Net Asset Value -
End of Period	$11.62		$11.15	$12.39	$12.54	$12.12	$11.28
Total Return (b)	4.37%	*	(5.23)%	3.81%	9.43%	7.84%	(0.01)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,992		$3,740	$5,813	$5,926	$6,481	$6,879
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	3.15%	**	2.77%	2.63%	2.72%	2.83%	3.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-1.22%	**	-0.26%	0.42%	-0.42%	-0.33%	-0.96%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.20%	**	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.27%	**	0.31%	0.85%	0.11%	0.31%	-0.01%
Portfolio Turnover Rate	36.63%	*	77.03%	61.81%	71.76%	63.16%	65.19%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 9

     NOTES TO FINANCIAL STATEMENTS NEIMAN
BALANCED ALLOCATION FUND
September 30, 2016
(Unaudited)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2016, there are four series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund’s investment objective is to seek total return. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2016, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that

2016 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market

2016 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,708,187	$0	$0	$9,708,187
Total	$9,708,187	$0	$0	$9,708,187

The Fund did not hold any Level 2 or Level 3 assets during the six month period ended September 30, 2016. There were no transfers into or out of the levels during the six month period ended September 30, 2016. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2016.

Holdings and transactions in Neiman Large Cap Value Fund (“Large Cap Value”) and Neiman Opportunities Fund (“Opportunities”), both affiliated funds, during the six month period ended September 30, 2016 were as follows:

	Large Cap Value	Opportunities
Shares Held March 31, 2016	122,803	0
Purchases	2,054	53,830
Sales	(54,274)	(4,044)
Shares Held September 30, 2016	70,583	49,786

At September 30, 2016 the aggregate cost and fair value of the Fund’s investment in Large Cap Value was $1,437,497 and $1,842,210, respectively; and the aggregate cost and fair value of the Fund’s investment in Opportunities was $494,183 and $511,304, respectively. The investments represented 23.44% of total net assets as of September 30, 2016. For the six month period ended September 30, 2016, there were $11,607 in dividends and $0 of capital gain distributions received from Large Cap Value and Opportunities. In addition, for the six month period ended September 30, 2016, the Fund generated $96,062 in realized gains on sales of Large Cap Value and Opportunities.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the

2016 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2016, the Adviser earned management fees totaling $59,382 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the six month period ended September 30, 2016, the Adviser waived fees and/or reimbursed expenses totaling $56,327. The Adviser owed the Fund $749 at September 30, 2016. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2016, there were $10,573 and $17,090 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of September 30, 2016, the Fund had an accrued liability of $13,098 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2016, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak Brokerage”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak and own a portion of Peak Brokerage through an investment in Peak Reps LLC. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the six month period ended September 30, 2016, those individuals earned $1,501 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak Brokerage. Additionally, during the six month period ended September 30, 2016, those individuals earned $1,206 and $4,048 associated with trailing commissions of the Fund’s Class A and Class C shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,005 for his services during the six month period ended September 30, 2016. The Fund owed the Chief Compliance Officer $1,006 as of September 30, 2016. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,200,787 and $7,732,600, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2016 was $9,019,302.

2016 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

At September 30, 2016, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$713,501	($24,616)	$688,885

The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2016	March 31, 2016
Ordinary Income:	$ 12,030	$ 166,055
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	659,070
	$ 12,030	$ 825,125

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2016	March 31, 2016
Ordinary Income:	$ 4,859	$ 24,225
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	251,144
	$ 4,859	$ 275,369

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 14

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2016 Semi-Annual Report 15

ADDITIONAL INFORMATION
September 30, 2016
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 24, 2016, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Balanced Allocation Fund (the “Fund” or “Balanced Allocation”). Legal Counsel reminded the Board of the memorandum provided by Thompson Hine LLP and again explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2016. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that Class A of Balanced Allocation underperformed its Peer Group average for the twelve month, three-year annualized and five-year annualized periods. The report further indicated that Class C of Balanced Allocation underperformed its Peer Group average for the twelve month, three-year annualized and five-year annualized periods. At the same time, it was noted that both classes underperformed the Fund’s benchmark index for the twelve month, three-year annualized, five-year annualized and since-inception returns. The Adviser noted that the under-performance of the Fund compared to the comparative index was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the S&P 500 Index and somewhat, although not alarmingly, below expectations relative to the Peer Group.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial conditions, the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. The representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2016. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2016, the Adviser realized a profit after indirect expenses related to Balanced Allocation of approximately 7% of the Balanced Allocation’s gross management fees. The Trustees noted the gross profit does not include any imputed portfolio manager or support personnel expense, which would significantly reduce profits and concluded the Adviser’s profits are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stat-

2016 Semi-Annual Report 16

Additional Information (Unaudited) - continued

ed that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Balanced Allocation’s Class A and Class C audited expense ratios of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of the Peer Group, but within the Peer Group range. Balanced Allocation’s net expense ratio (which includes acquired fund fees and expenses) of 2.41% for Class A and 3.16% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but Class A and Class C were within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average and was at the high end of the Peer Group range. However, the Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial Group, LLC (NEXT) and Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their NEXT or Peak branch office(s). It was noted that they have received approximately $27,793, collectively, in sales charges and trailer fees for Balanced Allocation. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2016 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Tactical Income Fund

Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

SEMI-ANNUAL REPORT
September 30, 2016

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2016.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Class A Shares (with sales charge) (B)*	-3.47%	-0.43%	1.22%
Class A Shares (without sales charge) (B)*	2.46%	1.56%	2.64%
Barclays Capital US Aggregate Bond Index (C)	5.19%	4.03%	2.79%
Standard & Poor’s 500 Index (D)	15.43%	11.16%	13.96%

Annual Fund Operating Expense Ratio (from 8/1/16 Prospectus) : Class A - Gross 2.12%, Net 1.76%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Tactical Income Fund and Class A Shares was June 29, 2012.

(C) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. The Fund has replaced the Standard & Poor’s 500 Index with the Barclays Capital US Aggregate Bond Index as the Fund’s primary benchmark because it believes the new primary benchmark is more representative of the Fund’s investment strategy.

(D) The Standard & Poor’s 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2016 Semi-Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

                                    Neiman Tactical Income Fund
                                by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2016 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2016 through September 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,057.02	$7.48

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2016 Semi-Annual Report 3

Neiman Tactical Income Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
275,594	Lord Abbett High Yield Fund – Class I	$2,066,958
21,019	PIMCO Income Fund – Institutional Class	253,494
305	RidgeWorth Seix High Income Fund – Class I	1,955
Total for Mutual Funds (Cost $2,321,906)		2,322,407	13.53%

Exchange Traded Funds
9,199	iShares® Core U.S. Aggregate Bond ETF	1,034,152
22,247	iShares® iBoxx $ High Yield Corporate Bond ETF	1,941,273
16,696	iShares® J.P. Morgan USD Emerging Markets Bond ETF	1,956,938
9,519	PIMCO Total Return Active ETF	1,027,576
54,904	SPDR® Barclays High Yield Bond ETF	2,016,075
71,097	SPDR® Barclays Short Term High Yield Bond ETF	1,968,676
22,825	SPDR® DoubleLine Total Return Tactical ETF	1,145,587
44,000	VanEck Vectors Fallen Angel High Yield Bond ETF	1,272,920
36,000	Vanguard Total International Bond ETF	2,017,440
Total for Exchange Traded Funds (Cost $13,753,700)		14,380,637	83.75%

Money Market Funds
478,526	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.27% **	478,526
Total for Money Market Funds (Cost $478,526)		478,526	2.79%
	Total Investments	17,181,570	100.07%
	(Cost $16,554,132) ***
	Liabilities in Excess of Other Assets	(12,159)	-0.07%
	Net Assets	$17,169,411	100.00%

** The Yield Rate shown represents the 7-day yield at September 30, 2016.
*** At September 30, 2016, tax basis cost of the Fund’s investments was $16,554,132 and the unrealized appreciation and depreciation were $647,433 and ($19,995), respectively, with a net unrealized appreciation of $627,438.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

Neiman Tactical Income Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2016
Assets:
Investment Securities at Fair Value	$17,181,570
(Cost $16,554,132)
Prepaid Expenses	21,137
Receivables:
Dividends	13,018
Interest	39
Total Assets	17,215,764
Liabilities:
Due to Adviser	10,146
Accrued Distribution and Service (12b-1) Fees	11,788
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	19,363
Payable for Shareholder Redemptions	4,050
Total Liabilities	46,353
Net Assets	$17,169,411

Net Assets Consist of:
Paid In Capital	$18,342,058
Accumulated Undistributed Net Investment Income (Loss)	240,605
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(2,040,690)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	627,438
Net Assets	$17,169,411

Class A
Net Assets	$17,169,411
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,798,357
Net Asset Value and Redemption Price Per Share	$9.55
Maximum Offering Price Per Share ($9.55/0.9425) (a)	$10.13

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

Neiman Tactical Income Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2016

Investment Income:
Dividends	$412,792
Interest	2,445
Total Investment Income	415,237
Expenses:
Management fees	106,729
Distribution and service (12b-1) fees - Class A	26,682
Transfer agent fees & accounting fees	17,163
Registration expense	13,598
Administration fees	11,945
Audit fees	9,285
Custody fees	4,221
Legal fees	3,514
Miscellaneous expense	3,009
Printing and postage expense	2,390
Compliance officer expense	2,006
Insurance expense	1,985
Trustees fees	1,504
Total Expenses	204,031
Less:
Expense Waiver / Expense Reimbursement	(49,274)
Net Expenses	154,757
Net Investment Income (Loss)	260,480

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	100,972
Change In Unrealized Appreciation (Depreciation) on Investments	795,433
Net Realized and Unrealized Gain (Loss) on Investments	896,405

Net Increase (Decrease) in Net Assets from Operations	$1,156,885

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

Neiman Tactical Income Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2016	4/1/2015
	to	to
	9/30/2016	3/31/2016
From Operations:
Net Investment Income (Loss)	$260,480	$294,114
Capital Gain Distributions from Investment Companies	-	858
Net Realized Gain (Loss) on Investments	100,972	(1,968,036)
Change in Net Unrealized Appreciation (Depreciation) on Investments	795,433	198,000
Increase (Decrease) in Net Assets from Operations	1,156,885	(1,475,064)
From Distributions to Shareholders:
Net Investment Income
Class A	(11,643)	(470,863)
Class C *	-	(690)
Net Realized Gain from Security Transactions
Class A	-	-
Class C *	-	-
Change in Net Assets from Distributions	(11,643)	(471,553)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	2,184,110	17,407,298	**
Class C *	-	41,464
Shares Issued on Reinvestment of Dividends
Class A	7,270	265,596
Class C *	-	690
Cost of Shares Redeemed
Class A	(10,888,753)	(20,580,037)
Class C *	-	(191,375)	**
Net Increase (Decrease) from Shareholder Activity	(8,697,373)	(3,056,364)
Net Increase (Decrease) in Net Assets	(7,552,131)	(5,002,981)
Net Assets at Beginning of Period	24,721,542	29,724,523
Net Assets at End of Period (Including Accumulated	$17,169,411	$24,721,542
Undistributed Net Investment Income (Loss) of $240,605 and ($8,232))
Share Transactions:
Issued
Class A	236,122	1,855,180	**
Class C *	-	4,382
Reinvested
Class A	787	28,700
Class C *	-	71
Redeemed
Class A	(1,172,173)	(2,203,940)
Class C *	-	(20,394)	**
Net Increase (Decrease) in Shares	(935,264)	(336,001)

* Class C closed on March 29, 2016. Class C shares of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016.
** Includes automatic conversion of Class C shares ($38,276 representing 4,179 shares) to Class A shares ($38,276 representing 4,239 shares).

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 7

Neiman Tactical Income Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout	4/1/2016		4/1/2015	4/1/2014	4/1/2013	6/29/2012*
the period:	to		to	to	to	to
	9/30/2016		3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$9.04		$9.68	$10.03	$10.45	$10.00
Net Investment Income (Loss) (a)	0.11		0.10	0.27	0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	0.41		(0.58)	(0.25)	0.03	0.42
Total from Investment Operations	0.52		(0.48)	0.02	0.31	0.74
Distributions (From Net Investment Income)	(0.01)		(0.16)	(0.27)	(0.40)	(0.16)
Distributions (From Capital Gains)	-		-	(0.10)	(0.33)	(0.13)
Total Distributions	(0.01)		(0.16)	(0.37)	(0.73)	(0.29)
Net Asset Value -
End of Period	$9.55		$9.04	$9.68	$10.03	$10.45
Total Return (c)	5.70%	**	(4.97)%	0.19%	3.34%	7.44%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$17,169		$24,722	$29,569	$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.91%	***	1.81%	1.81%	1.82%	1.66%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets (d) (e)	1.98%	***	0.66%	2.32%	2.37%	3.89%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	***	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets (d) (e)	2.44%	***	1.02%	2.68%	2.74%	4.11%	***
Portfolio Turnover Rate	27.53%	**	268.57%	183.94%	225.73%	364.88%	**

* The Fund and Class A commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
September 30, 2016
(Unaudited)

1.) ORGANIZATION
Neiman Tactical Income Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2016, there are four series authorized by the Trust. The Fund (Class A) commenced operations on June 29, 2012 and currently offers Class A shares. Class C shares were offered from August 1, 2014 through March 29, 2016. Class C share of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”) and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2016, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabili-

2016 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

ties at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities

2016 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,322,407	$0	$0	$ 2,322,407
Exchange Traded Funds	14,380,637	0	0	14,380,637
Money Market Funds	478,526	0	0	478,526
Total	$17,181,570	$0	$0	$17,181,570

The Fund did not hold any level 2 or level 3 assets during the six month period ended September 30, 2016. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2016. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2016.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

Absolute Capital Management, LLC is the sub-adviser of the Fund makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As full compensation for all services rendered, the Adviser, not the Fund, pays the Sub-Adviser a sub-advisory fee.

For the six month period ended September 30, 2016, the Adviser earned management fees totaling $106,729 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

2016 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

For the six month period ended September 30, 2016, the Adviser waived fees and/or reimbursed expenses totaling $49,274. The Fund owed the Adviser $10,146 at September 30, 2016.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2016, there were $26,682 of 12b-1 fees incurred by Class A. As of September 30, 2016, the Fund had an accrued liability of $11,788 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2016, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak Brokerage”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak and own a portion of Peak Brokerage through an investment in Peak Reps LLC. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the six month period ended September 30, 2016, those individuals earned $54 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak Brokerage. Additionally, during the six month period ended September 30, 2016, those individuals earned $340 associated with trailing commissions of the Fund’s Class A shares, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,006 for his services during the six month period ended September 30, 2016. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2016. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,447,541 and $11,006,970, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2016, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 36.97% of the Fund, and therefore may be deemed to control the Fund. Also, as of September 30, 2016, Ameritrade Inc. located at P.O. Box 2226, Omaha, Nebraska, for the benefit of its customers, owned, in aggregate, 29.01% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2016 was $16,554,132.

At September 30, 2016, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$647,433	($19,995)	$627,438

2016 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Fiscal Year Ended
	September 30, 2016	March 31, 2016
Ordinary Income:	$ 11,643	$ 470,863
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$ 11,643	$ 470,863

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 13

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2016 Semi-Annual Report 14

ADDITIONAL INFORMATION
September 30, 2016
(UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 24, 2016, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Tactical Income Fund (the “Fund” or “Tactical Income”). Legal counsel reminded the Board of the memorandum provided by Thompson Hine LLP and again explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). The Trustees noted that the Adviser oversees Absolute Capital Management, LLC (the Fund’s sub-adviser) and that performance is attributable almost entirely to Absolute Capital Management, LLC. All performance data was through the period ended March 31, 2016. The Report also included comparative performance information for the Fund’s benchmark index, the Barclays Aggregate Bond Index. The Trustees noted that the Fund continued to perform within the range of its Peer Group. The report indicated that Class A shares’ twelve-month and three-year annualized returns underperformed its Peer Group average and the Barclays Aggregate Bond Index. It was also noted that the Class A shares’ underperformed the Barclays Aggregate Bond Index since inception. The Trustees concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. The representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% of its average daily net assets for Class A Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2016. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2016 the Adviser realized a profit after indirect expenses related to the Tactical Income of approximately 9% of the Tactical Income’s gross management fees. The Trustees noted the gross profit does not include any imputed oversight personnel expense, which would significantly reduce profits and concluded the Adviser’s profits are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The

2016 Semi-Annual Report 15

Additional Information (Unaudited) - continued

Trustees noted that Tactical Income’s Class A audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the range of the Peer Group. Tactical Income’s net expense ratio (which includes acquired fund fees and expenses) of 1.89% for Class A was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, and at the high end of the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratios, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fees and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial Group, LLC (NEXT) and Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their NEXT or Peak branch office(s). It was noted that they have received approximately $3,035, collectively, in sales charges and trailer fees for Tactical Income. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2.) RENEWAL OF SUB-ADVISORY AGREEMENT
At a meeting held on May 24, 2016, the Board of Trustees consider the renewal of the Sub-Advisory Agreement (the “Agreement”) between the Neiman Funds Management LLC (the “Adviser”) and Absolute Capital Management, LLC (the “Sub-Adviser”), with respect to the Neiman Tactical Income Fund (the “Fund”). Legal Counsel reminded the Board of the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the sub-advisory agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal Counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board reviewed and discussed the background and investment management experience of the Sub-Adviser’s professional staff. They reviewed the firm’s history, background and financial industry experience. The Board then reviewed and discussed the investment strategy of the Sub-Adviser, noting that the strategy relies mainly on tactical moves between high yield securities and other investments. In addition to the performance review of the Fund, the Board reviewed the per-

2016 Semi-Annual Report 16

Additional Information (Unaudited) - continued

formance of the Sub-Adviser’s composite account, which employs a somewhat similar strategy and found long-term performance to be generally consistent with that of the Fund.

The Trustees then reviewed the nature, extent and quality of the services provided by the Sub-Adviser, and analyzed the Sub-Adviser’s experience and capabilities. The representatives of the Sub-Adviser reviewed and discussed with the Board the Sub-Adviser’s Form ADV, internal compliance policies and the 17j-1 certifications, each of which had been previously provided to the Board. They also reviewed the Sub-Adviser’s financial information and discussed the firm’s ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Fund.

The Trustees then reviewed the fees paid to the Sub-Adviser, as well as the Sub-Adviser’s profits. It was noted that under the Agreement, all fees paid to the Sub-Adviser are paid by the Adviser. The representatives of the Adviser noted that, under the Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee, computed daily and payable monthly, at an annual rate equal to 0% of the gross management fee paid by the Fund to the Adviser (the “Gross Management Fee”) during months when the Fund’s average daily net assets are equal to or less than $25 million. During the months when the Fund’s average daily net assets are greater than $25 million, but equal to or less than $100 million, the sub-advisory fee will be equal to 25% of the Gross Management Fee. During the months when the Fund’s average daily net assets are greater than $100 million, the sub-advisory fee will be equal to a rate of 30% of the Gross Management Fee. The representatives of the Adviser noted that the current Gross Management fee is set at 1.00% . In reviewing the Reports provided to them, the Trustees noted that in the calendar year ended March 31, 2016 the Sub-Adviser received a very modest profit in terms of actual dollars from its service as the Fund’s sub-adviser. They then reviewed a table showing advisory fees paid by comparable funds (the “Peer Group”) and determined that that the sub-advisory fee was lower than the Peer Group average and was reasonable. The Board also concluded that, in consideration of the asset floor of $25 million to which the Fund had to grow before the Sub-Adviser received any sub-advisory fees, the Sub-Adviser’s profitability was at an acceptable level, in light of the extent and quality of the services being provided to the Fund.

As for potential economies of scale, the Board observed that the Agreement does not contain any breakpoints that reduce the fee rate on assets above specified levels. However, the Trustees remarked that the sub-advisory fees are not paid by the Fund, but by the Adviser, and further, the Sub-Adviser was not paid until the Fund’s average daily net assets were equal to or greater than $25 million in a given month. Additionally, because the Sub-Adviser is receiving a percentage of the Adviser’s fee, the Sub-Adviser’s fee rate will decrease as the Adviser reduces its management fee. The Trustees also recognized that other sub-advisory agreements with competitor funds do not always contain breakpoints. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Next, the independent Trustees met in executive session with counsel to discuss the approval of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees paid to the Sub-Adviser pursuant to the Agreement were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and that the approval of the Agreement was in the best interest of the Fund’s shareholders.

2016 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund

Class A Shares (NEOMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2016

NEIMAN OPPORTUNITIES FUND (Unaudited)

                                         Neiman Opportunities Fund
                                 by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2016 Semi-Annual Report 1

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2016 through September 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,027.00	$7.37

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2016 Semi-Annual Report 2

Neiman Opportunities Fund
		Schedule of Investments
		September 30, 2016 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Agriculture Services
1,230	VCA Inc. *	$86,075	3.40%
Carpets & Rugs
375	Mohawk Industries, Inc. *	75,128	2.97%
Commercial Banks, NEC
1,155	Banco Macro S.A. * **	90,379	3.57%
Cutlery, Handtools & General Hardware
695	Stanley Black & Decker, Inc.	85,471	3.38%
Electric & Other Services Combined
1,290	ALLETE, Inc.	76,910	3.04%
Electronic Computers
1,195	NICE Ltd. **	79,993	3.16%
Fire, Marine & Casualty Insurance
1,075	Arch Capital Group Ltd. * (Bermuda)	85,205
1,385	AXIS Capital Holdings Limited (Bermuda)	75,247
1,115	Cincinnati Financial Corporation	84,093
2,305	The Progressive Corporation	72,608
1,155	RLI Corp.	78,956
1,625	Validus Holdings, Ltd. (Bermuda)	80,957
		477,066	18.88%
Motor Homes
1,000	Thor Industries, Inc.	84,700	3.35%
Motor Vehicle Parts & Accessories
850	Drew Industries Incorporated	83,317	3.30%
Semiconductors & Related Devices
1,795	NVIDIA Corporation	122,993	4.86%
Services - Computer Integrated Systems Design
2,600	Convergys Corporation	79,092
955	Jack Henry & Associates, Inc.	81,700
2,500	Sykes Enterprises, Incorporated *	70,325
		231,117	9.15%
Services - Computer Programming Services
1,335	Amdocs Limited	77,230	3.05%
Services - Help Supply Services
2,085	AMN Healthcare Services, Inc. *	66,449	2.63%
Surgical & Medical Instruments & Apparatus
500	Teleflex Incorporated	84,025	3.32%
Switchgear & Switchboard Apparatus
655	Littelfuse, Inc.	84,371	3.34%
Wholesale - Machinery, Equipment & Supplies
1,680	Applied Industrial Technologies, Inc.	78,523	3.11%
Total for Common Stocks (Cost $1,801,134)		1,883,747	74.51%

Exchange Traded Funds
1,385	SPDR® S&P 400 Mid Cap Value ETF	119,622
1,145	SPDR® S&P 600 Small Cap Value ETF	122,790
Total for Exchange Traded Funds (Cost $233,558)		242,412	9.59%

Real Estate Investment Trusts
980	EPR Properties	77,165
780	PS Business Parks, Inc.	88,585
Total for Real Estate Investment Trusts (Cost $159,208)		165,750	6.56%

* Non-Income Producing Security. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 3

Neiman Opportunities Fund

	Schedule of Investments
	September 30, 2016 (Unaudited)
Shares/Principal Amount	Fair Value	% of Net Assets
Money Market Funds
235,728 Fidelity® Investments Money Market - Government Portfolio -
Class I 0.27% ***	$235,728	9.32%
Total for Money Market Funds (Cost $235,728)
Total Investments	2,527,637	99.98%
(Cost $2,429,628) ****
Other Assets in Excess of Liabilities	522	0.02%
Net Assets	$2,528,159	100.00%

*** The Yield Rate shown represents the 7-day yield at September 30, 2016.
**** At September 30, 2016, tax basis cost of the Fund’s investments was $2,429,628 and the unrealized appreciation and depreciation were $133,608 and ($35,599), respectively, with a net unrealized appreciation of $98,009.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

Neiman Opportunities Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2016
Assets:
Investment Securities at Fair Value	$2,527,637
(Cost $2,429,628)
Cash	33,119
Due from Adviser	3,953
Prepaid Expenses	1,071
Receivables:
Dividends and Interest	1,898
Shareholder Purchases	2,456
Total Assets	2,570,134
Liabilities
Payable for Shareholder Redemptions	22,957
Accrued Distribution and Service (12b-1) Fees	1,612
Accrued Compliance Officer Expense	995
Other Accrued Expenses	16,411
Total Liabilities	41,975
Net Assets	$2,528,159

Net Assets Consist of:
Paid In Capital	$2,469,789
Accumulated Undistributed Net Investment Income (Loss)	(1,305)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(38,334)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	98,009
Net Assets, for 246,179 Shares Outstanding	$2,528,159
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($2,528,159/246,179 shares)	$10.27
Maximum Offering Price Per Share ($10.27/0.9425) **	$10.90

** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

Neiman Opportunities Fund

Statement of Operations (Unaudited)
For the period April 1, 2016* through September 30, 2016

Investment Income:
Dividends (Net of foreign withholding tax of $64)	$10,848
Interest	681
Total Investment Income	11,529
Expenses:
Administration fees	11,780
Transfer agent fees & accounting fees	9,920
Management fees	8,851
Audit fees	8,736
Registration expense	5,485
Custody fees	4,914
Legal fees	3,491
Miscellaneous expense	2,992
Distribution and service (12b-1) fees	2,213
Compliance officer expense	1,995
Trustees fees	1,496
Insurance fees	546
Printing and postage expense	320
Total Expenses	62,739
Less:
Expense Waiver / Expense Reimbursement	(49,905)
Net Expenses	12,834
Net Investment Income (Loss)	(1,305)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(38,334)
Change In Unrealized Appreciation (Depreciation) on Investments	98,009
Net Realized and Unrealized Gain (Loss) on Investments	59,675

Net Increase (Decrease) in Net Assets from Operations	$58,370

* The Fund commenced operations on April 1, 2016. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

Neiman Opportunities Fund

Statement of Changes in Net Assets	(Unaudited)
4/1/2016*
to
9/30/2016
From Operations:
Net Investment Income (Loss)	$(1,305)
Net Realized Gain (Loss) on Investments	(38,334)
Change in Net Unrealized Appreciation (Depreciation) on Investments	98,009
Increase (Decrease) in Net Assets from Operations	58,370
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	2,719,147
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(249,358)
Net Increase (Decrease) from Shareholder Activity	2,469,789
Net Increase (Decrease) in Net Assets	2,528,159
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$2,528,159
Undistributed Net Investment Income (Loss) of ($1,305))
Share Transactions:
Issued	270,478
Reinvested	-
Redeemed	(24,299)
Net Increase (Decrease) in Shares	246,179
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period	246,179

* The Fund commenced operations on April 1, 2016. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 7

Neiman Opportunities Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2016*
	to
	9/30/2016
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income (Loss) (a)	(0.01)
Net Gains or Losses on Securities
(realized and unrealized) (b)	0.28
Total from Investment Operations	0.27
Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-
Net Asset Value -
End of Period	$10.27
Total Return (c)	2.70%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,528
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	7.09%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-5.79%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.15%	***
Portfolio Turnover Rate	28.42%	**

* The Fund and Class A commenced operations on April 1, 2016.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN OPPORTUNITIES FUND
September 30, 2016
(Unaudited)

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2016, there are four series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period April 1, 2016 (commencement of operations) through September 30, 2016, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term

2016 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

2016 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,883,747	$0	$0	$1,883,747
Exchange Traded Funds	242,412	0	0	242,412
Real Estate Investment Trusts	165,750	0	0	165,750
Money Market Funds	235,728	0	0	235,728
Total	$2,527,637	$0	$0	$2,527,637

The Fund did not hold any level 2 or level 3 assets during the period April 1, 2016 (commencement of operations) through September 30, 2016. There were no transfers into or out of level 1 and level 2 during the period April 1, 2016 (commencement of operations) through September 30, 2016. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period April 1, 2016 (commencement of operations) through September 30, 2016.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

For the period April 1, 2016 (commencement of operations) through September 30, 2016, the Adviser earned management fees totaling $8,851 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the period April 1, 2016 (commencement of operations) through September 30, 2016, the Adviser waived fees and/or reimbursed expenses totaling $49,905. The Adviser owed the Fund $3,953 at September 30, 2016.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made

2016 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the period April 1, 2016 (commencement of operations) through September 30, 2016, there were $2,213 of 12b-1 fees incurred by Class A. As of September 30, 2016, the Fund had an accrued liability of $1,612 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the period April 1, 2016 (commencement of operations) through September 30, 2016, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $1,995 for his services during the period April 1, 2016 (commencement of operations) through September 30, 2016. The Fund owed the Chief Compliance Officer $995 at September 30, 2016. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the period April 1, 2016 (commencement of operations) through September 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,593,441 and $361,207, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2016, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 75.61% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2016 was $2,429,628.

At September 30, 2016, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$133,608	($35,599)	$98,009

The tax character of distributions for Class A was as follows:

Distributions paid from Class A:

Period April 1, 2016 through
September 30, 2016
Ordinary Income:	$ 0
Short-term Capital Gain:	0
Long-term Capital Gain:	0
$ 0

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 12

ADDITIONAL INFORMATION
September 30, 2016
(UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on March 15, 2016, the Board of Trustees (the “Board” or the “Trustees”) considered the approval of the management agreement (the “Agreement”) between the Trust and the Adviser, on behalf of the Neiman Opportunities Fund. Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

The Board discussed the background and investment management experience of the Adviser’s professional staff. The Adviser noted that the Neiman Opportunities Fund has no performance since it is a new fund; however, the Adviser has managed other Fund’s in the Trust, and the Board is familiar with the performance of those Funds. Additionally, it was noted that the portfolio manager managed a small cap value fund in the past. As for the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. Representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV, the Rule 17j-1 Code of Ethics certification and summarized the information provided to the Board regarding the investment personnel of the Adviser. The Board noted that there were no changes in personnel or in the business or organization of the Adviser. They also reviewed the Adviser’s financial information and discussed the firm’s ability to meet its obligations under the Agreement. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep all of the Funds in the Trust current in the payment of expenses. The Board concluded that the nature and extent of the services to be provided by the Adviser was consistent with their expectations, and with the quality of services currently provided to the Neiman Large Cap Value Fund, Neiman Balanced Allocation Fund and Neiman Tactical Income Fund. The Trustees also concluded that the Adviser has the resources to provide quality advisory services to the Fund.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser has agreed to subsidize the Fund in order to limit operating expenses. It was noted that because the Neiman Opportunities Fund is a new fund the Adviser expects to make minimal profits in year-one of operations. The Trustees then discussed the Adviser’s financial condition and found it satisfactory.

Turning to the level of fees, the Trustees reviewed the management fee of the Fund compared a group of small cap to mid cap value funds with similar investment styles, and noted that the management fee of 1.00% was above the group’s management fee of 0.89%, but within the reasonable range of fees for the peer group. Management stated that because the Neiman Opportunities Fund is new, they expect net management fee after waivers to be substantially lower in the first few years of operation. The Trustees also noted expected net Fund expenses were within the reasonable range of those of the peer group. The Board requested that the Adviser consider advisory fee breakpoints, which the Adviser agreed to consider as the Neiman Opportunities Fund grows.

As for potential economies of scale, the Trustees noted that since the Fund is new, economies of scale with respect to the management of the Fund will be considered as the Fund grows. The Adviser informed the Trustees that it would waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund.

Next, the Independent Trustees met in executive session to discuss the approval of the Advisory contracts. The officers of the Trust were excused during this discussion.

2016 Semi-Annual Report 13

Additional Information (Unaudited) - continued

Upon reconvening, it was the Board’s consensus (including a majority of the Independent Trustees) that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund’s shareholders.

2016 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 11/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 11/21/16

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 11/21/16